Schedule II (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014		Apr. 26, 2013		Apr. 27, 2012
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	$ 98	[1]	$ 100	[1]	$ 97	[1]
Charged to Earnings	43	[1]	51	[1]	66	[1]
Charges to Other Accounts	0	[1]	0	[1]	0	[1]
Other Changes (Debit) Credit	(30)	[1],[2]	(53)	[1],[2]	(55)	[1],[2]
Effects of Foreign Currency	4	[1],[3]	0	[1],[3]	(8)	[1],[3]
Balance at End of Fiscal Year	115	[1]	98	[1]	100	[1]
Deferred Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Fiscal Year	313	[1]	258	[1]	286	[1]
Charged to Earnings	104	[1]	71	[1]	49	[1]
Charges to Other Accounts	5	[1]	0	[1]	0	[1]
Other Changes (Debit) Credit	(29)	[1],[4]	(15)	[1],[4]	(77)	[1],[4]
Effects of Foreign Currency	4	[1],[3]	(1)	[1],[3]	0	[1],[3]
Balance at End of Fiscal Year	$ 397	[1]	$ 313	[1]	$ 258	[1]

[1]	For the fiscal year ended April 27, 2012, amounts include the results from both continuing operations and discontinued operations.
[2]	Uncollectible accounts written off, less recoveries.
[3]	Reflects primarily the effects of foreign currency fluctuations.
[4]	Decrease in deferred tax valuation allowance due to carryover attribute utilization and expiration.